LICENSING AGREEMENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
LICENSING AGREEMENTS

NOTE 3 – LICENSING AGREEMENTS

United Kingdom and the Republic of Ireland, the Channel Islands, and the Isle of Man

In March 2014, the Company entered into an Exclusive Marketing Rights Agreement (the “Marketing Rights Agreement”) with an unrelated third party (the “Licensee”), that granted to the Licensee the exclusive right to market and promote the sugarBEAT® device and related patches under its own brand in the UK and the Republic of Ireland, the Channel Islands, and the Isle of Man. The Company received a non-refundable, up-front cash payment of GBP 1,000,000 (approximately $1.20 million and $1.31 million as of December 31, 2022 and March 31, 2022, respectively), upon signing the Marketing Rights Agreement. The upfront payment received from the Marketing Rights Agreement has been deferred and will be recorded as income over the term of the Marketing Rights Agreement, which commenced upon the first delivery of the sugarBEAT® device to the Licensee in December 2021. Consequently, approximately $70,000, and $259,000 is included in deferred revenue classified as a current liability as of December 31, 2022 and March 31, 2022, respectively, with the remainder being shown in the non-current portion of deferred revenue.

NOTE 4 – LICENSING AGREEMENTS

United Kingdom and the Republic of Ireland, the Channel Islands and the Isle of Man

In March 2014, the Company entered into an Exclusive Marketing Rights Agreement with an unrelated third party that granted to the third party the exclusive right to market and promote the sugarBEAT® device and related patches under its own brand in the United Kingdom and the Republic of Ireland, the Channel Islands and the Isle of Man. The Company received a non-refundable, up-front cash payment of GBP 1,000,000 (approximately $1.32 million and $1.38 million as of March 31, 2022 and 2021, respectively), which was wholly non-refundable, upon signing the agreement.

As the Company has continuing performance obligations under the agreement, the up-front fees received from this agreement have been deferred with the expectation that this deferred revenue would be treated income over the term of the commercial licensing agreement beginning from the date of clinical evaluation approval. The Company received this confirmation during the current fiscal year, along with an initial order against which deliveries commenced in December 2021. At March 31, 2022, approximately $107,000 of this deferred revenue has been treated as a current liability within the $259,256 deferred revenue balance held; the remainder being shown as a non-current liability balance sheet item.